Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income(loss) before non-controlling interest	$ (4,535)	$ 880	$ (1,286)	$ (3,585)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock based compensation and shares issued for services	1,285	300	487	943
Imputed interest		67	67	237
Loss on fair value of marketable securities	(1)	69
Available for sale securities			78	171
Gain from extinguishment of short-term loans				(99)
Interest on loans and debt amortization expenses	(10)	(2)
Gain on derivative fair value adjustment	(3)	(30)	1,017	72
Excess loss on derivative liability			(30)	(514)
License fee amortization				35
Loss due to Settlement				84
Loss on disposal and impairment of assets				1,917
Gain from change in on fair value of stock-based liabilities	(307)	133	560	(2,314)
Depreciation expense			1	2
Amortization of intangible assets				428
Depreciation and amortization expense	1,350	1
Changes in Operating Assets and Liabilities:
Accounts receivable	(2)	18	18	3,960
Other receivables	92	32	(24)	142
Accounts payable	533	(230)	(217)	(2,384)
Other Accounts payable	152	277	416	407
Related party, net		(2,485)	(2,356)	84
Deferred revenue	74	(98)	(46)	(103)
Other long-term liabilities
Net Cash Used by Operating Activities	(1,372)	(1,068)	(1,315)	(517)
Cash Flows from Investing Activities:
Purchase of equipment				(9)
Net Cash Provided by Investing Activities				(9)
Cash Flows from Financing Activities:
Related party, net		(610)	(664)
Proceeds from short term loans	505
Proceeds from Loans from Related parties	355
Repayments of loan, convertible notes and redeemable shares		(15)	250	(12)
Proceeds from issuance of Convertible notes
Proceeds from loans from a Government Agency	89
Repayments of loans payable				(36)
Proceeds from common stock subscriptions				100
Proceeds from issuance of common stock, net of issuance expense	750	1,604	1,591	535
Net Cash Provided by Financing Activities	1,699	979	1,177	587
Net Increase (Decrease) in Cash	327	(89)	(138)	61
Cash at Beginning of Period	16	154	154	93
Cash at End of Period	343	65	16	154
Supplemental disclosure of non-cash financing activities
Cash paid for interest				37
Cash paid for income taxes
Supplemental disclosure of non-cash financing activities
Common stock issued for conversion of convertible note principal	250			27
Common stock issued for settlement of stock-based liabilities and accrued salaries	442	464
Liability to redeem common stock subscribed		80
Common Stock issued for conversion of convertible note issued against Other Assets			9,000
Common stock issued for conversion of convertible accrued interest				195
Common stock issued for settlement of stock-based liabilities			735	893
Common stock issued for settlement of common stock subscribed		$ 100	$ 100	$ 400